SUBSEQUENT EVENTS (Notes)	12 Months Ended
Dec. 26, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
On December 30, 2014, the Company used a combination of cash on hand and borrowings under the recently amended ABL Facility to redeem $80.0 million of the $365.0 million outstanding aggregate principal amount of the HoldCo Notes at a redemption price of 105% of the outstanding aggregate principal amount to be redeemed, plus accrued and unpaid interest through the redemption date. In connection with the redemption of the HoldCo Notes, the Company recorded a loss on early extinguishment of debt in the amount of $6.6 million which will be included in the statement of operations for the three months ended March 27, 2015. The loss was comprised of $4.0 million in tender premium and related transactions costs and the write-off of the unamortized deferred debt issuance costs of $2.6 million. Please refer to Note 10. Debt for additional information related to the Company's outstanding debt obligations.